Restatements - Schedule of Audited Consolidated Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from continuing operations	$ (56,075,245)	$ (91,168,280)	$ (7,848,380)
Adjustments to reconcile net loss from operations to net cash used in operating activities:
Imputed interest expense			4,200,000
Interest income on notes receivable			(50,301)
NET CASH USED IN OPERATING ACTIVITIES	$ (3,693,655)	$ 722,853	(5,151,508)
As reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from continuing operations			(4,391,980)
Adjustments to reconcile net loss from operations to net cash used in operating activities:
Imputed interest expense			693,299
Interest income on notes receivable
NET CASH USED IN OPERATING ACTIVITIES			(5,151,508)
Adjustment [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from continuing operations			(3,456,400)
Adjustments to reconcile net loss from operations to net cash used in operating activities:
Imputed interest expense			3,506,701
Interest income on notes receivable			(50,301)
NET CASH USED IN OPERATING ACTIVITIES